Financing (Q3)- Summary of Company's Debt, Net of Unamortized Discounts and Premiums (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016	Jul. 31, 2016	Feb. 29, 2016	Dec. 31, 2015		Apr. 30, 2015
Debt Instrument [Line Items]
Total debt		$ 14,907,800,000		$ 15,568,300,000					$ 15,592,700,000
Current maturities of long-term debt		1,181,100,000		722,300,000					1,646,400,000
Total long-term debt		13,726,700,000		14,846,000,000					13,946,300,000
Senior notes
Debt Instrument [Line Items]
Total debt		12,288,700,000		12,800,900,000					10,682,100,000
Senior notes | $500.0 million, 1.250% senior notes due June 2017
Debt Instrument [Line Items]
Total debt	[1]	0		499,600,000					498,600,000
Current maturities of long-term debt	[1],[2]	$ 0		$ 499,600,000					0
Interest rate on debt instrument	[1],[2]	1.25%		1.25%
Aggregate principal	[1],[2]	$ 500,000,000		$ 500,000,000
Margin over interest rate	[1],[3]	0.10%		0.10%
Senior notes | $1,200.0 million, 7.125% senior notes due March 2018
Debt Instrument [Line Items]
Total debt	[1]	$ 845,900,000		$ 868,800,000					1,296,900,000
Current maturities of long-term debt	[1],[2]	$ 845,900,000		$ 0
Interest rate on debt instrument		7.125%	[1],[2]	7.125%	[1],[2]	7.125%
Aggregate principal		$ 1,200,000,000	[1],[2]	$ 1,200,000,000	[1],[2]	$ 1,200,000,000.0
Margin over interest rate	[1],[3]	0.50%		0.50%
Senior notes | $1,000.0 million, 2.250% senior notes due June 2019
Debt Instrument [Line Items]
Total debt	[1]	$ 996,600,000		$ 995,100,000					993,100,000
Interest rate on debt instrument	[1],[2]	2.25%		2.25%
Aggregate principal	[1],[2]	$ 1,000,000,000		$ 1,000,000,000
Margin over interest rate	[1],[3]	0.15%		0.15%
Senior notes | $500.0 million, 7.250% senior notes due June 2019
Debt Instrument [Line Items]
Total debt	[1]	$ 336,600,000		$ 336,200,000					497,400,000
Interest rate on debt instrument		7.25%	[1],[2]	7.25%	[1],[2]	7.25%
Aggregate principal		$ 500,000,000	[1],[2]	$ 500,000,000	[2]	$ 500,000,000.0
Margin over interest rate	[1],[3]	0.50%		0.50%
Senior notes | $500.0 million, 4.125% senior notes due September 2020
Debt Instrument [Line Items]
Total debt	[1]	$ 503,200,000		$ 504,000,000					504,900,000
Interest rate on debt instrument	[1],[2]	4.125%		4.125%
Aggregate principal	[1],[2]	$ 500,000,000		$ 500,000,000
Margin over interest rate	[1],[3]	0.25%		0.25%
Senior notes | $500.0 million, 3.300% senior notes due February 2021
Debt Instrument [Line Items]
Total debt	[1]	$ 496,600,000		$ 495,900,000					0
Interest rate on debt instrument		3.30%	[1],[2]	3.30%	[1],[2]			3.30%
Aggregate principal		$ 500,000,000	[1],[2]	$ 500,000,000	[1],[2]			$ 500,000,000.0
Margin over interest rate	[1],[3]	0.35%		0.35%
Senior notes | $1,250.0 million, 4.750% senior notes due November 2021
Debt Instrument [Line Items]
Total debt	[1]	$ 1,241,000,000		$ 1,239,500,000					1,237,500,000
Interest rate on debt instrument	[1],[2]	4.75%		4.75%
Aggregate principal	[1],[2]	$ 1,250,000,000		$ 1,250,000,000
Margin over interest rate	[1],[3]	0.45%		0.45%
Senior notes | $1,000.0 million, 3.900% senior notes due February 2022
Debt Instrument [Line Items]
Total debt	[1]	$ 986,300,000		$ 984,100,000					981,300,000
Interest rate on debt instrument	[1],[2]	3.90%		3.90%
Aggregate principal		$ 1,000,000,000	[1],[2]	$ 1,000,000,000
Margin over interest rate	[1],[3]	0.40%		0.40%
Senior notes | $1,000.0 million, 3.000% senior notes due July 2023
Debt Instrument [Line Items]
Total debt	[1]	$ 993,300,000		$ 992,500,000					0
Interest rate on debt instrument		3.00%	[1],[2]	3.00%	[1],[2]		3.00%
Aggregate principal		$ 1,000,000,000	[1],[2]	$ 1,000,000,000	[1],[2]		$ 1,000,000,000.0
Margin over interest rate	[1],[3]	0.25%		0.25%
Senior notes | $1,000.0 million, 3.500% senior notes due June 2024
Debt Instrument [Line Items]
Total debt	[1]	$ 989,400,000		$ 988,300,000					986,800,000
Interest rate on debt instrument	[1],[2]	3.50%		3.50%
Aggregate principal	[1],[2]	$ 1,000,000,000		$ 1,000,000,000
Margin over interest rate	[1],[3]	0.20%		0.20%
Senior notes | $1,500.0 million, 4.500% senior notes due February 2026
Debt Instrument [Line Items]
Total debt	[1]	$ 1,482,600,000		$ 1,481,200,000					0
Interest rate on debt instrument		4.50%	[1],[2]	4.50%	[1],[2]			4.50%
Aggregate principal		$ 1,500,000,000	[1],[2]	$ 1,500,000,000	[1],[2]			$ 1,500,000,000.0
Margin over interest rate	[1],[3]	0.45%		0.45%
Senior notes | $1,500.0 million, 3.400% senior notes due March 2027
Debt Instrument [Line Items]
Total debt		$ 1,489,600,000	[4]	$ 1,488,700,000	[4],[5]				0	[5]
Interest rate on debt instrument		3.40%	[2],[4]	3.40%	[2],[5]		3.40%
Aggregate principal		$ 1,500,000,000	[2],[4]	$ 1,500,000,000	[2],[5]		$ 1,500,000,000.0
Margin over interest rate	[3]	0.30%	[4]	0.30%	[5]
Senior notes | $700.0 million, 6.125% senior notes due November 2041
Debt Instrument [Line Items]
Total debt	[1]	$ 444,200,000		$ 444,000,000					692,500,000
Interest rate on debt instrument		6.125%	[1],[2]	6.125%	[1],[2]	6.125%
Aggregate principal		$ 700,000,000	[1],[2]	$ 700,000,000	[1],[2]	$ 700,000,000.0
Margin over interest rate	[1],[3]	0.50%		0.50%
Senior notes | $1,500.0 million, 4.800% senior notes due July 2046
Debt Instrument [Line Items]
Total debt	[1]	$ 1,483,400,000		$ 1,483,000,000					0
Interest rate on debt instrument		4.80%	[1],[2]	4.80%	[1],[2]		4.80%
Aggregate principal		$ 1,500,000,000	[1],[2]	$ 1,500,000,000	[1],[2]		$ 1,500,000,000.0
Margin over interest rate	[1],[3]	0.40%		0.40%
Notes payable to banks
Debt Instrument [Line Items]
Total debt				$ 2,767,400,000					4,910,600,000
Notes payable to banks | $3,000.0 million, term loan due April 2020
Debt Instrument [Line Items]
Total debt		$ 2,619,100,000	[6]	2,767,400,000	[6],[7]				2,915,100,000	[7]
Current maturities of long-term debt		335,200,000	[6]	222,700,000	[6],[7]				$ 147,700,000	[7]
Credit facility, maximum capacity		$ 3,000,000,000	[6]	$ 3,000,000,000	[7]						$ 3,000,000,000.0

[1]	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
[2]	All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.
[3]	All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.
[4]	Senior notes require interest to be paid semi-annually in March and September
[5]	Senior notes require interest to be paid semi-annually, commencing with September 2016.
[6]	The 2015 five-year term loan (as defined below) had average interest rates of 2.48% and 1.80% as of September 30, 2017 and December 31, 2016, respectively.
[7]	The 2015 five-year term loan (defined below) had an average interest rate of 1.80% as of December 31, 2016. The 2015 two-year term loan (defined below) and 2015 five-year term loan had average interest rates of 1.33% and 1.45%, respectively, as of December 31, 2015.